THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated October 27, 2025 to the

Trust’s Class A Shares Prospectus (the “Prospectus”) and the Trust’s Statement of Additional Information (the “SAI”), each dated December 30, 2024

Conservative Balanced Allocation Portfolio	SCAAX	Large Capitalization Growth Portfolio	SLGYX
Moderately Conservative Balanced Allocation Portfolio	SMACX	Mid Capitalization Portfolio	SPMAX
Moderate Balanced Allocation Portfolio	SMPAX	Small Capitalization Portfolio	SSCYX
Moderately Aggressive Balanced Allocation Portfolio	SAMAX	International Equity Portfolio	SIEYX
Aggressive Balanced Allocation Portfolio	SABAX	Health & Biotechnology Portfolio	SHPAX
U.S. Government Money Market Portfolio	SGAXX	Technology & Communications Portfolio	STPAX
Investment Quality Bond Portfolio	SQBAX	Financial Services Portfolio	SFPAX
Municipal Bond Portfolio	SMBAX	Energy & Basic Materials Portfolio	SBMBX
Large Capitalization Value Portfolio	SLVYX

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “Expense Reductions and Reimbursements and Net Expenses”, of the Prospectus. Effective immediately, in the first paragraph, the second to last sentence is replaced in its entirety with “The Expense Agreement can be terminated by either party, without penalty, upon 30 days’ prior notice”. The corresponding table in this section is of the Prospectus and the column relating to Class A Shares in the similar table included in the section entitled “MANAGEMENT AND OTHER SERVICES” of the SAI are deleted in their entirety and replaced with the following:

Portfolio	Expense Cap
Large Capitalization Growth Portfolio	3.00%
Large Capitalization Value Portfolio	3.00%
Mid Capitalization Portfolio	3.40%
Small Capitalization Portfolio	3.40%
Investment Quality Bond Portfolio	2.80%
Municipal Bond Portfolio	2.80%
U.S. Government Money Market Portfolio	2.15%
International Equity Portfolio	3.40%
Health & Biotechnology Portfolio	3.40%
Technology & Communications Portfolio	3.40%
Financial Services Portfolio	3.40%
Energy & Basic Materials Portfolio	3.40%

This Supplement updates and supersedes any contrary information contained in the Prospectus or SAI or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated October 27, 2025 to the

Trust’s Class C Shares Prospectus (the “Prospectus”) and the Trust’s Statement of Additional Information (the “SAI”), each dated December 30, 2024

Conservative Balanced Allocation Portfolio	SUMCX	Large Capitalization Growth Portfolio	SLGCX
Moderately Conservative Balanced Allocation Portfolio	SBCCX	Mid Capitalization Portfolio	SPMCX
Moderate Balanced Allocation Portfolio	SBMCX	Small Capitalization Portfolio	SSCCX
Moderately Aggressive Balanced Allocation Portfolio	SAMCX	International Equity Portfolio	SIECX
Aggressive Balanced Allocation Portfolio	SABCX	Health & Biotechnology Portfolio	SHPCX
U.S. Government Money Market Portfolio	SZCXX	Technology & Communications Portfolio	STPCX
Investment Quality Bond Portfolio	SQBCX	Financial Services Portfolio	SFPCX
Municipal Bond Portfolio	SMBCX	Energy & Basic Materials Portfolio	SEPCX
Large Capitalization Value Portfolio	SLVCX

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “Expense Reductions and Reimbursements and Net Expenses”, beginning on page 114 of the Prospectus. Effective immediately, in the first paragraph, the second to last sentence is replaced in its entirety with “The Expense Agreement can be terminated by either party, without penalty, upon 30 days’ prior notice”. The corresponding table in this section of the Prospectus and the column relating to Class C Shares in the similar table included in the section entitled “MANAGEMENT AND OTHER SERVICES” of the SAI are deleted in their  and replaced with the following:

Portfolio	Expense Cap
Large Capitalization Growth Portfolio	3.60%
Large Capitalization Value Portfolio	3.60%
Mid Capitalization Portfolio	4.00%
Small Capitalization Portfolio	4.00%
Investment Quality Bond Portfolio	3.40%
Municipal Bond Portfolio	3.40%
U.S. Government Money Market Portfolio	2.75%
International Equity Portfolio	4.00%
Health & Biotechnology Portfolio	4.00%
Technology & Communications Portfolio	4.00%
Financial Services Portfolio	4.00%
Energy & Basic Materials Portfolio	4.00%

This Supplement updates and supersedes any contrary information contained in the Prospectus or SAI or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated October 27, 2025 to the

Trust’s Class I Shares Prospectus (the “Prospectus”) and the Trust’s Statement of Additional Information (the “SAI”), each dated December 30, 2024

Conservative Balanced Allocation Portfolio	LUNAX	Large Capitalization Growth Portfolio	SLCGX
Moderately Conservative Balanced Allocation Portfolio	SMICX	Mid Capitalization Portfolio	SMIPX
Moderate Balanced Allocation Portfolio	SBMIX	Small Capitalization Portfolio	SSCPX
Moderately Aggressive Balanced Allocation Portfolio	SAMIX	International Equity Portfolio	SIEPX
Aggressive Balanced Allocation Portfolio	SABIX	Health & Biotechnology Portfolio	SBHIX
U.S. Government Money Market Portfolio	SGMXX	Technology & Communications Portfolio	STPIX
Investment Quality Bond Portfolio	SIBPX	Financial Services Portfolio	SFPIX
Municipal Bond Portfolio	SMBPX	Energy & Basic Materials Portfolio	SEPIX
Large Capitalization Value Portfolio	SLCVX

Reference is made to the section entitled “MANAGEMENT OF THE PORTFOLIOS”, subsection “Expense Reductions and Reimbursements and Net Expenses”, beginning on page 111 of the Prospectus. Effective immediately, in the first paragraph, the second to last sentence is replaced in its entirety with “The Expense Agreement can be terminated by either party, without penalty, upon 30 days’ prior notice”. The corresponding table in this section of the Prospectus and the column relating to Class C Shares in the similar table included in the section entitled “MANAGEMENT AND OTHER SERVICES” of the SAI are deleted in their and replaced with the following:

Portfolio	Expense Cap
Large Capitalization Growth Portfolio	2.60%
Large Capitalization Value Portfolio	2.60%
Mid Capitalization Portfolio	3.00%
Small Capitalization Portfolio	3.00%
Investment Quality Bond Portfolio	2.40%
Municipal Bond Portfolio	2.40%
U.S. Government Money Market Portfolio	1.75%
International Equity Portfolio	3.00%
Health & Biotechnology Portfolio	3.00%
Technology & Communications Portfolio	3.00%
Financial Services Portfolio	3.00%
Energy & Basic Materials Portfolio	3.00%

This Supplement updates and supersedes any contrary information contained in the Prospectus or SAI or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.